Finance income and finance costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Finance Income And Finance Costs [Abstract]
Finance income from loans to equity accounted units	$ 4	$ 3		$ 2
Other finance income (including bank deposits, net investment in leases, and other financial assets)	532	176		62
Total finance income	536	179	[1]	64	[1]
Interest on:
– Financial liabilities at amortised cost (excluding lease liabilities) and associated derivatives	(1,209)	(713)		(489)
– Lease liabilities	(50)	(49)		(47)
Fair value movements:
- Bonds designated as hedged items in fair value hedges	(190)	526		246
- Derivatives designated as hedging instruments in fair value hedges	203	(515)		(242)
Loss on early redemption of bonds	0	0		(69)
Amounts capitalised	279	416		358
Total finance costs	$ (967)	$ (335)	[1]	$ (243)	[1]

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.